Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) percent	Dec. 31, 2024 USD ($) percent	Dec. 31, 2023 USD ($) percent	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Table
The following table discloses information on compensation actually paid ("CAP") to our principal executive officers ("PEOs") and the average CAP for non-PEO named executive officers ("Non-PEO NEOs") during the specified years alongside total shareholder return ("TSR") and net income metrics.

Year	Summary Compensation Table Total for PEO (1)			Compensation Actually Paid to PEO (2)			Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (millions) (6) ($)	Adjusted EBITDA Margin (7) (%)
	PEO (Barnes & Wagner) ($)	PEO (Hirsch) ($)	PEO (Bezdek) ($)	PEO (Barnes & Wagner) ($)	PEO (Hirsch) ($)	PEO (Bezdek) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return (5) ($)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	23,367,483	—	—	14,159,695	—	—	2,412,846	636,116	5.37	101.33	30.40	33.9%
2024	9,767,472	—	—	9,633,982	—	—	2,627,899	(2,015,053)	9.21	98.39	16.40	32.8%
2023	10,144,526	784,856	811,528	11,663,467	3,676,677	3,703,349	3,678,754	5,439,929	13.27	84.06	(8.90)	28.6%
2022	—	507,290	537,005	—	(74,354,147)	(74,324,432)	6,670,593	1,873,136	9.23	58.66	(32.80)	27.8%
2021	—	879,104	891,681	—	(21,185,458)	(21,172,881)	688,283	(4,603,188)	64.71	104.58	(25.30)	30.8%
_______________________________________
(1)The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Barnes (our Chief Executive Officer for 2025), Messrs. Wagner (our Interim Chief Executive Officer for 2024 and
2023) and Messrs. Hirsch and Bezdek (our Co-Chief Executive Officers for each of 2023, 2022, and 2021) for each applicable fiscal year in the “Total” column of the Summary Compensation Table. Refer to
“Executive Compensation–Summary Compensation Table.”
(2)The dollar amounts reported in column (c) represent the amount of CAP to Ms. Barnes and Messrs. Wagner, Hirsch and Bezdek, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Barnes or Messrs. Wagner, Hirsch and Bezdek during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation S-K, the following adjustments were made to Ms. Barnes for 2025 to determine the CAP:
Chief Executive Officer - Ms. Barnes

Year (a)	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (b) ($)	Equity Award Adjustments (c) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2025	23,367,483	(19,921,182)	10,713,394	N/A	14,159,695
____________________________
(a)Amounts reported for 2025 are the amounts of total compensation reported for Ms. Barnes.
(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" column in the Summary Compensation Table for 2025.
(c)The amounts deducted or added in calculating the equity award adjustments for Ms. Barnes are as follows:

Year	Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Equity Award Adjustments ($)
2025	10,713,394	—	—	—	10,713,394
(3)The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(i)for 2025, Christopher McGinnis, Scott Wagner, Karsten Voermann, Trevor Bezdek, and Romin Nabiey;
(ii)for 2024, Karsten Voermann, Trevor Bezdek, Romin Nabiey, and Raj Beri;
(iii)for 2023, Karsten Voermann, Romin Nabiey, Raj Beri and Bansi Nagji;
(iv)for 2022, Karsten Voermann, Raj Beri, Babak Azad and Romin Nabiey; and
(v)for 2021, Karsten Voermann, Babak Azad, Bansi Nagji, and Andrew Slutsky.
(4)The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non- PEO NEOs ($)
2025	2,412,846	(1,841,384)	64,654	N/A	636,116
____________________________
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Average Equity Award Adjustments ($)
2025	968,293	(855,696)	43,847	(91,790)	64,654
(5)The dollar amounts reported in column (g) represent the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones Internet Services Index.
(6)The dollar amounts reported in column (h) represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(7)The percentage amounts reported in column (i) represent the amount of Adjusted EBITDA Margin for the applicable year.

Company Selected Measure Name	Adjusted EBITDA Margin
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Barnes (our Chief Executive Officer for 2025), Messrs. Wagner (our Interim Chief Executive Officer for 2024 and
2023) and Messrs. Hirsch and Bezdek (our Co-Chief Executive Officers for each of 2023, 2022, and 2021) for each applicable fiscal year in the “Total” column of the Summary Compensation Table. Refer to
“Executive Compensation–Summary Compensation Table.”
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(i)for 2025, Christopher McGinnis, Scott Wagner, Karsten Voermann, Trevor Bezdek, and Romin Nabiey;
(ii)for 2024, Karsten Voermann, Trevor Bezdek, Romin Nabiey, and Raj Beri;
(iii)for 2023, Karsten Voermann, Romin Nabiey, Raj Beri and Bansi Nagji;
(iv)for 2022, Karsten Voermann, Raj Beri, Babak Azad and Romin Nabiey; and
	(v)for 2021, Karsten Voermann, Babak Azad, Bansi Nagji, and Andrew Slutsky.
Peer Group Issuers, Footnote	The dollar amounts reported in column (g) represent the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones Internet Services Index.

Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of
Regulation S-K, the following adjustments were made to Ms. Barnes for 2025 to determine the CAP:
Chief Executive Officer - Ms. Barnes

Year (a)	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (b) ($)	Equity Award Adjustments (c) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2025	23,367,483	(19,921,182)	10,713,394	N/A	14,159,695
____________________________
(a)Amounts reported for 2025 are the amounts of total compensation reported for Ms. Barnes.
(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" column in the Summary Compensation Table for 2025.
(c)The amounts deducted or added in calculating the equity award adjustments for Ms. Barnes are as follows:

Year	Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Equity Award Adjustments ($)
2025	10,713,394	—	—	—	10,713,394
	(3)
Non-PEO NEO Average Total Compensation Amount	$ 2,412,846	$ 2,627,899	$ 3,678,754	$ 6,670,593	$ 688,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ 636,116	(2,015,053)	5,439,929	1,873,136	(4,603,188)
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non- PEO NEOs ($)
2025	2,412,846	(1,841,384)	64,654	N/A	636,116
____________________________
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Average Equity Award Adjustments ($)
2025	968,293	(855,696)	43,847	(91,790)	64,654

Compensation Actually Paid vs. Total Shareholder Return	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below illustrates the relationship between compensation actually paid to the Company’s PEOs, other Non-PEO NEOs, the cumulative TSR and the weighted peer group TSR of the Dow Jones Internet Services Index ("DJISVC") for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025. TSR amounts reported in the graph assume an initial fixed investment of $100 at the close of trading on December 31, 2020 and depict the total five-year cumulative TSR from December 31,
2020 through December 31, 2025, and that all dividends paid by companies included in the index have been reinvested. The DJISVC TSR is calculated in a similar manner as the Company’s TSR.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
The graph below illustrates the relationship between compensation actually paid to the Company’s PEOs, other Non-PEO NEOs and the Company’s net income (loss) for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure	ompensation Actually Paid and Adjusted EBITDA Margin
The graph below illustrates the relationship between compensation actually paid to the Company’s PEOs, other Non-PEO NEOs and the Company’s Adjusted EBITDA for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Tabular List, Table

•Adjusted EBITDA Margin	•Revenue

Total Shareholder Return Amount	$ 5.37	9.21	13.27	9.23	64.71
Peer Group Total Shareholder Return Amount	101.33	98.39	84.06	58.66	104.58
Net Income (Loss)	$ 30,400,000	$ 16,400,000	$ (8,900,000)	$ (32,800,000)	$ (25,300,000)
Company Selected Measure Amount | percent	0.339	0.328	0.286	0.278	0.308
Additional 402(v) Disclosure	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" column in the Summary Compensation Table for 2025.
(c)The amounts deducted or added in calculating the equity award adjustments for Ms. Barnes are as follows:
	The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year.The dollar amounts reported in column (h) represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable yearThe percentage amounts reported in column (i) represent the amount of Adjusted EBITDA Margin for the applicable year
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	•Revenue
Barnes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 23,367,483
PEO Actually Paid Compensation Amount	$ 14,159,695
PEO Name	Barnes
Hirsch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 784,856	$ 507,290	$ 879,104
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 3,676,677	$ (74,354,147)	(21,185,458)
PEO Name	Hirsch	Hirsch	Hirsch	Hirsch
Bezdek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 811,528	$ 537,005	891,681
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 3,703,349	$ (74,324,432)	(21,172,881)
PEO Name	Bezdek	Bezdek	Bezdek	Bezdek
Wagner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,767,472	$ 10,144,526	$ 0	0
PEO Actually Paid Compensation Amount		$ 9,633,982	$ 11,663,467	$ 0	$ 0
PEO Name	Wagner
PEO | Barnes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,921,182)
PEO | Barnes [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,713,394
PEO | Barnes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,713,394
PEO | Barnes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barnes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barnes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,841,384)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,654
Non-PEO NEO | Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	968,293
Non-PEO NEO | Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(855,696)
Non-PEO NEO | Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,847
Non-PEO NEO | Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (91,790)